Income Taxes - Income Taxes Recognized Directly in Shareholders' Equity (Including OCI) (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Tax Disclosure [Abstract]
Derivative financial instruments	€ (759)	[1]	€ (1,066)	[1]	€ 6,257	[1]
Tax (benefit) deficit from share-based payments	(3,110)		(2,116)		11
Total income tax recognized in shareholders' equity	€ (3,869)		€ (3,182)		€ 6,268

[1]	Recognized directly in OCI.